BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 0.5%
Lockheed Martin Corp. ............... 3,402 $ 1,174,030
Air Freight & Logistics — 1.5%
CH Robinson Worldwide, Inc.
(a)
......... 13,661 1,188,507
Expeditors International of Washington, Inc. . 16,807 2,002,218
3,190,725
Airlines — 0.1%
Alaska Air Group, Inc.
(b)
............... 3,733 218,754
Auto Components — 0.7%
BorgWarner, Inc. ................... 36,765 1,588,616
Automobiles — 2.0%
Tesla, Inc.
(b)
....................... 5,447 4,224,040
Banks — 2.0%
Bank of Hawaii Corp. ................ 3,098 254,563
Citigroup, Inc. ..................... 18,912 1,327,244
Commerce Bancshares, Inc. ........... 1,449 100,966
First Republic Bank ................. 1,842 355,285
JPMorgan Chase & Co. .............. 3,990 653,123
Signature Bank .................... 1,898 516,788
Truist Financial Corp. ................ 16,715 980,335
Wells Fargo & Co. .................. 1,237 57,409
4,245,713
Beverages — 0.9%
Molson Coors Beverage Co., Class B ..... 11,445 530,819
PepsiCo, Inc. ..................... 9,008 1,354,893
1,885,712
Biotechnology — 2.7%
Amgen, Inc. ...................... 2,651 563,735
BioMarin Pharmaceutical, Inc.
(b)
......... 31,673 2,448,006
Bridgebio Pharma, Inc.
(b)
.............. 957 44,855
Gilead Sciences, Inc. ................ 18,009 1,257,929
Moderna , Inc.
(b)
.................... 1,552 597,303
Vertex Pharmaceuticals, Inc.
(b)
.......... 4,522 820,245
5,732,073
Building Products — 1.3%
Allegion plc ....................... 4,331 572,472
Lennox International, Inc. ............. 726 213,567
Trane Technologies plc ............... 11,047 1,907,265
2,693,304
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The) ..... 17,120 887,501
CME Group, Inc. ................... 8,348 1,614,336
Morgan Stanley .................... 14,160 1,377,910
Stifel Financial Corp. ................ 7,926 538,651
4,418,398
Chemicals — 0.8%
Amyris , Inc.
(b)
..................... 4,045 55,538
Ecolab, Inc. ...................... 1,747 364,459
Sherwin-Williams Co. (The) ............ 4,678 1,308,577
1,728,574
Commercial Services & Supplies — 0.8%
Copart , Inc.
(b)
..................... 5,181 718,708
IAA, Inc.
(b)
........................ 14,701 802,234
Waste Connections, Inc. .............. 729 91,803
1,612,745
Communications Equipment — 0.1%
Juniper Networks, Inc. ............... 9,070 249,606
Security
Shares
Shares Value
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 289 $ 98,745
Vulcan Materials Co. ................ 2,268 383,655
482,400
Consumer Finance — 2.3%
Ally Financial, Inc. .................. 38,500 1,965,425
American Express Co. ............... 17,759 2,975,165
4,940,590
Containers & Packaging — 0.0%
Avery Dennison Corp. ................ 449 93,037
Distributors — 0.0%
Genuine Parts Co. .................. 929 112,623
Diversified Consumer Services — 0.3%
Service Corp. International ............ 10,854 654,062
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(b)
...... 2,053 560,346
Voya Financial, Inc. ................. 30,711 1,885,348
2,445,694
Electric Utilities — 1.2%
Eversource Energy ................. 627 51,263
NextEra Energy, Inc. ................ 6,107 479,522
OGE Energy Corp. .................. 53,042 1,748,264
Pinnacle West Capital Corp.
(a)
.......... 726 52,533
Portland General Electric Co. ........... 639 30,027
Southern Co. (The)
(a)
................ 4,843 300,121
2,661,730
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd.
(b)
........................ 13,891 245,593
Energy Equipment & Services — 0.5%
Schlumberger NV .................. 32,877 974,474
Entertainment — 2.0%
Live Nation Entertainment, Inc.
(b)
........ 6,615 602,825
Roku, Inc.
(b)
....................... 3,672 1,150,621
Spotify Technology SA
(b)
.............. 2,291 516,254
Walt Disney Co. (The)
(b)
.............. 6,092 1,030,584
Warner Music Group Corp., Class A ...... 763 32,610
Zynga, Inc., Class A
(b)
................ 128,832 970,105
4,302,999
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix , Inc. ...................... 481 380,052
Life Storage, Inc. ................... 11,467 1,315,724
Prologis, Inc. ...................... 22,814 2,861,560
VICI Properties, Inc.
(a)
................ 24,632 699,795
5,257,131
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 7,797 3,503,582
Food Products — 0.8%
Conagra Brands, Inc. ................ 23,942 810,916
Kellogg Co. ....................... 5,900 377,128
McCormick & Co., Inc. (Non-Voting)
(a)
..... 5,504 445,989
1,634,033
Gas Utilities — 0.1%
UGI Corp. ........................ 6,782 289,049
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.
(b)
............... 2,169 1,443,318
Danaher Corp. .................... 5,120 1,558,733
DexCom , Inc.
(b)
.................... 1,722 941,693

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.
(b)
.............. 587 $ 24,542
Hologic , Inc.
(b)
..................... 1,923 141,936
IDEXX Laboratories, Inc.
(b)
............. 4,072 2,532,377
Stryker Corp. ..................... 3,494 921,438
7,564,037
Health Care Providers & Services — 1.8%
Anthem, Inc. ...................... 2,683 1,000,223
Cigna Corp. ...................... 738 147,718
McKesson Corp. ................... 6,213 1,238,748
UnitedHealth Group, Inc. .............. 3,734 1,459,023
3,845,712
Health Care Technology — 0.5%
Cerner Corp. ...................... 14,101 994,402
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.
(b)
.............. 672 1,595,241
Domino's Pizza, Inc. ................. 1,376 656,297
McDonald's Corp. .................. 1,720 414,709
Shake Shack, Inc., Class A
(b)
........... 4,087 320,666
Wynn Resorts Ltd.
(b)
................. 13,100 1,110,225
4,097,138
Household Durables — 0.5%
DR Horton, Inc. .................... 5,052 424,216
Meritage Homes Corp.
(b)
.............. 783 75,951
Whirlpool Corp. .................... 2,343 477,644
977,811
Household Products — 1.5%
Colgate-Palmolive Co. ............... 23,303 1,761,241
Procter & Gamble Co. (The) ........... 9,731 1,360,394
3,121,635
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ........... 9,209 1,954,887
Roper Technologies, Inc. .............. 956 426,500
2,381,387
Insurance — 4.1%
Athene Holding Ltd., Class A
(b)
.......... 603 41,529
Cincinnati Financial Corp. ............. 626 71,502
Everest Re Group Ltd. ............... 3,028 759,362
Marsh & McLennan Cos., Inc. .......... 18,548 2,808,724
MetLife, Inc. ...................... 44,098 2,722,169
Progressive Corp. (The) .............. 919 83,068
Travelers Cos., Inc. (The) ............. 6,758 1,027,284
Willis Towers Watson plc .............. 5,262 1,223,204
8,736,842
Interactive Media & Services — 6.3%
(b)
Alphabet, Inc., Class A ............... 2,418 6,464,572
Alphabet, Inc., Class C ............... 1,449 3,862,034
Facebook, Inc., Class A .............. 9,050 3,071,479
Twitter, Inc. ....................... 2,336 141,071
Zillow Group, Inc., Class C ............ 259 22,828
13,561,984
Internet & Direct Marketing Retail — 3.0%
(b)
Amazon.com, Inc. .................. 1,746 5,735,680
Etsy, Inc. ........................ 1,795 373,288
Stitch Fix, Inc., Class A ............... 4,272 170,666
Wayfair, Inc., Class A ................ 676 172,725
6,452,359
IT Services — 5.9%
Accenture plc, Class A ............... 2,523 807,158
Automatic Data Processing, Inc. ......... 5,342 1,067,973
Security
Shares
Shares Value
IT Services (continued)
Fidelity National Information Services, Inc. .. 17,893 $ 2,177,220
Mastercard , Inc., Class A .............. 4,936 1,716,148
Okta , Inc., Class A
(b)
................. 2,983 707,985
PayPal Holdings, Inc.
(b)
............... 5,848 1,521,708
Toast, Inc., Class A
(b)
................ 1,605 80,170
Twilio , Inc., Class A
(b)
................ 1,630 520,052
Visa, Inc., Class A .................. 18,201 4,054,273
12,652,687
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............. 7,244 1,141,147
Bruker Corp. ...................... 6,449 503,667
PPD, Inc.
(b)
....................... 4,037 188,891
Syneos Health, Inc.
(b)
................ 3,343 292,446
2,126,151
Machinery — 1.7%
Caterpillar, Inc. .................... 1,560 299,474
Deere & Co. ...................... 2,545 852,753
Otis Worldwide Corp. ................ 27,997 2,303,593
Stanley Black & Decker, Inc. ........... 1,052 184,426
3,640,246
Media — 1.0%
Altice USA, Inc., Class A
(b)
............. 1,107 22,937
Comcast Corp., Class A .............. 9,296 519,925
Discovery, Inc., Class A
(a)(b)
............ 14,796 375,522
Discovery, Inc., Class C
(b)
............. 1,784 43,298
Fox Corp., Class A .................. 9,526 382,088
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
418 19,717
Sirius XM Holdings, Inc. .............. 117,091 714,255
TEGNA, Inc. ...................... 1,644 32,420
2,110,162
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 4,848 690,452
Multiline Retail — 1.3%
Dollar General Corp. ................ 309 65,551
Kohl's Corp. ...................... 1,336 62,912
Target Corp. ...................... 11,697 2,675,923
2,804,386
Multi-Utilities — 2.0%
Consolidated Edison, Inc. ............. 27,536 1,998,838
DTE Energy Co. ................... 12,132 1,355,266
NiSource, Inc. ..................... 34,267 830,289
4,184,393
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.
(a)
............. 12,356 128,750
Chevron Corp. ..................... 3,179 322,510
EOG Resources, Inc. ................ 25,361 2,035,727
Phillips 66 ........................ 20,944 1,466,708
3,953,695
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 1,118 335,322
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. .............. 24,317 1,438,837
Johnson & Johnson ................. 27,917 4,508,596
Pfizer, Inc. ....................... 13,901 597,882
Zoetis, Inc. ....................... 2,301 446,716
6,992,031

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Professional Services — 0.9%
Equifax, Inc. ...................... 6,795 $ 1,721,989
IHS Markit Ltd. .................... 1,930 225,076
1,947,065
Road & Rail — 1.5%
Landstar System, Inc. ................ 5,364 846,547
Ryder System, Inc. .................. 21,544 1,781,904
Schneider National, Inc., Class B ........ 20,104 457,165
XPO Logistics, Inc.
(b)
................ 1,748 139,106
3,224,722
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.
(b)
......... 7,416 763,106
Analog Devices, Inc. ................. 180 30,146
Applied Materials, Inc. ............... 7,230 930,718
Intel Corp. ....................... 42,071 2,241,543
Lam Research Corp. ................ 261 148,548
NVIDIA Corp. ..................... 14,030 2,906,455
QUALCOMM, Inc. .................. 5,422 699,330
Silicon Laboratories, Inc.
(b)
............. 2,734 383,197
Synaptics , Inc.
(b)
................... 1,465 263,305
Xilinx, Inc. ........................ 1,274 192,361
8,558,709
Software — 11.1%
ACI Worldwide, Inc.
(b)
................ 1,538 47,263
Adobe, Inc.
(b)
...................... 6,300 3,627,036
Cadence Design Systems, Inc.
(b)
........ 2,389 361,790
HubSpot , Inc.
(b)
.................... 1,611 1,089,181
Intuit, Inc. ........................ 5,686 3,067,654
Manhattan Associates, Inc.
(b)
........... 694 106,203
Microsoft Corp.
(a)
................... 30,657 8,642,821
PagerDuty , Inc.
(b)
................... 12,416 514,271
Paycom Software, Inc.
(b)
.............. 206 102,124
salesforce.com, Inc.
(b)
................ 753 204,229
ServiceNow , Inc.
(b)
.................. 3,471 2,159,899
Smartsheet , Inc., Class A
(b)
............ 397 27,322
Splunk , Inc.
(b)
..................... 1,433 207,369
VMware, Inc., Class A
(a)(b)
............. 9,457 1,406,256
Workday, Inc., Class A
(b)
.............. 8,410 2,101,575
Zendesk , Inc.
(b)
.................... 895 104,169
23,769,162
Specialty Retail — 2.0%
Advance Auto Parts, Inc. .............. 1,482 309,575
American Eagle Outfitters, Inc. .......... 28,556 736,745
Home Depot, Inc. (The) .............. 4,957 1,627,185
National Vision Holdings, Inc.
(b)
......... 8,234 467,444
Penske Automotive Group, Inc. ......... 1,506 151,503
Security
Shares
Shares Value
Specialty Retail (continued)
TJX Cos., Inc. (The) ................. 11,054 $ 729,343
Tractor Supply Co. .................. 1,574 318,908
4,340,703
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ....................... 79,170 11,202,555
Dell Technologies, Inc., Class C
(b)
........ 7,533 783,733
Hewlett Packard Enterprise Co.
(a)
........ 139,556 1,988,673
NetApp, Inc. ...................... 11,205 1,005,761
14,980,722
Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A ............ 24,104 590,789
Lululemon Athletica , Inc.
(b)
............. 1,973 798,473
Ralph Lauren Corp. ................. 1,628 180,773
Skechers USA, Inc., Class A
(b)
.......... 2,534 106,732
1,676,767
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. .................. 3,247 142,900
New York Community Bancorp, Inc. ...... 64,380 828,571
Radian Group, Inc. .................. 8,983 204,094
1,175,565
Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.
(b)
........ 1,954 389,764
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(b)
.......... 12,028 383,573
Total Common Stocks — 99.1%
(Cost: $181,094,761) ............................. 212,228,871
Total Long-Term Investments — 99.1%
(Cost: $181,094,761) ............................. 212,228,871
Short-Term Securities — 7.6%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 2,205,583 2,205,583
SL Liquidity Serie s, LLC, Money Market Series,
0.13%
(e)
....................... 14,010,644 14,014,847
Total Short-Term Securities — 7.6%
(Cost: $16,220,430) .............................. 16,220,430
Total Investments — 106.7%
(Cost: $197,315,191 ) ............................. 228,449,301
Liabilities in Excess of Other Assets — (6.7)% ............ (14,269,482)
Net Assets — 100.0% .............................. $ 214,179,819
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,514,524 $ — $ (3,308,941) $ — $ — $ 2,205,583 2,205,583 $ 484 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,958,228 12,056,634 — (15) — 14,014,847 14,010,644 22,217
(b)
—
$ (15) $ — $ 16,220,430 $ 22,701 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 12/17/21 $ 2,149 $ (58,702)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other obser vable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 212,228,871 $ — $ — $ 212,228,871
Short-Term Securities ....................................... 2,205,583 — — 2,205,583
$ 214,434,454 $ — $ — $ 214,434,454
Investments Valued at NAV
(a)
...................................... 14,014,847
$ —
$ 228,449,301
$ —

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (58,702) $ — $ — $ (58,702)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.